AVAILABLE-FOR-SALE SECURITIES	9 Months Ended
Sep. 30, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended September 30, 2012 and the three months ended September 30, 2011, the Company did not dispose of any available-for-sale securities.

  During the nine months ended September 30, 2012, the Company received proceeds of $30.7 million (2011 — $9.3 million) and recognized a loss before income taxes of $6.7 million (2011 — $4.8 million gain) on the sale of certain available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at September 30, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$78,272	$127,344
Unrealized gains in accumulated other comprehensive gain (loss)	13,219	16,408

Estimated fair value	91,491	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	709	1,717
Unrealized losses in accumulated other comprehensive gain (loss)	(50)	(58)

Estimated fair value	659	1,659

Total estimated fair value of available-for-sale securities	$92,150	$145,411

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three months ended September 30, 2012, certain investments fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the three months ended September 30, 2012, the Company recorded a $0.6 million (2011 — $3.4 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired. During the nine months ended September 30, 2012, the Company recorded a $12.2 million (2011 — $3.4 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At September 30, 2012, the fair value of investments in an unrealized loss position, after recording $0.6 million in other-than-temporary impairment losses, was $0.7 million. Based on an evaluation of the severity and duration of the impairment of these securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these investments to be other-than-temporarily impaired as at September 30, 2012.